Document and Entity Information	Oct. 26, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001722482
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	Avantor, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38912
Entity Tax Identification Number	82-2758923
Entity Address, Address Line One	Radnor Corporate Center, Building One, Suite 200
Entity Address, Address Line Three	Suite 200
Entity Address, Address Line Two	100 Matsonford Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	386-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AVTR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% Series A Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	AVTR PRA
Security Exchange Name	NYSE